FAIR VALUE MEASUREMENTS (Change in Fair Value of Derivatives) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (42,614,340)	¥ (3,690,785)	¥ (53,202,660)
Embedded Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(1,475,360)	(4,520,619)	640,876
Call spread options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(9,720,182)	0	0
Rate Cap Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	9,701,051	(16,122,313)	(10,364,075)
Capped Call Option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0		(18,226,535)
Warrant [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	0	0	34,937,341
Put Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	(9,720,182)
Total [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of derivatives	¥ (44,108,831)	¥ (24,333,717)	¥ (46,215,053)